Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of significant unobservable inputs adopted in the valuation

	December 31, 2021	December 31, 2022
Unobservable Input
Expected volatility	61%	54%-61%
Probability	Liquidation scenario: 35% Redemption scenario: 35% IPO scenario: 30%	Liquidation scenario: 25%-40% Redemption scenario: 25%-40% IPO scenario: 20%-50%

Schedule of cash and cash equivalents

	December 31,	December 31,
	2021	2022
Cash and cash equivalents	15,333,719	19,887,575
Restricted cash	2,994,408	3,154,240
Long-term restricted cash	46,437	113,478
Total	18,374,564	23,155,293

Schedule of expected credit loss provision for the current and non-current assets

Balance as at December 31, 2021

		Expected	Expected
	Original	credit loss	credit loss
	amount	Rate	provision
Current assets:
Trade and notes receivable	2,823,222	0.90%	25,417
Amounts due from related parties	1,564,025	0.81%	12,691
Prepayments and other current assets	1,854,075	0.21%	3,932
Non-current assets:
Other non-current assets	5,598,764	0.88%	49,309

Balance as at December 31, 2022

		Expected	Expected
	Original	credit loss	credit loss
	amount	Rate	provision
Current assets:
Trade and notes receivable	5,157,814	0.77%	39,644
Amounts due from related parties	1,387,694	0.49%	6,738
Prepayments and other current assets	2,250,441	0.18%	4,033
Non-current assets:
Other non-current assets	7,488,200	1.20%	89,641

Schedule of estimate useful life of property, plant and equipment

Useful lives
Buildings and constructions	20 years
Production facilities	10 years
Charging & battery swap equipment	5 to 8 years
R&D equipment	5 years
Computer and electronic equipment	3 years
Purchased software	3 to 5 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term (ranging from 1-10 years)
Corporate vehicles	5 years
Others (office equipment, after-sales equipment, etc)	3 to 5 years

Schedule of estimate useful life of intangible assets, net

Useful lives
Domain names and others	5 years

Schedule of reconciliation of carried-forward warranty liabilities

	For the Year Ended December 31,
	2020	2021	2022
Warranty – beginning of year	412,004	952,946	1,962,977
Provision for warranty	582,069	1,078,854	1,128,920
Warranty costs incurred	(41,127)	(68,823)	(144,960)
Warranty– end of year	952,946	1,962,977	2,946,937